Accounts payable and accrued liabilities (Accounts payable and accrued liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 190,717	$ 129,832
Non-trade payables	127,054	121,644
Payables due to related parties [notes 23, 30]	553,584	367,559
Total	$ 871,355	$ 619,035